Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of components of lease expense, supplemental cash flow and other information related to leases
The components of lease expense are as follows:

(Millions)	2021	2020	2019
Operating lease cost	$319	$348	$308
Finance lease cost:
Amortization of assets	15	21	20
Interest on lease liabilities	2	1	2
Variable lease cost	127	101	93
Total net lease cost	$463	$471	$423
Supplemental cash flow and other information related to leases is as follows:

(Millions)	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$317	$326	$309
Operating cash flows from finance leases	2	1	2
Financing cash flows from finance leases	19	58	18

Right of use assets obtained in exchange for lease liabilities:
Operating leases	342	250	326
Finance leases	3	18	61

Schedule of supplemental balance sheet information
Supplemental balance sheet information related to leases is as follows:

(Millions unless noted)	Location on face of Balance Sheet	2021	2020
Operating leases:
Operating lease right of use assets	Operating lease right of use assets	$858	$864

Current operating lease liabilities	Operating lease liabilities - current	263	256
Noncurrent operating lease liabilities	Operating lease liabilities	591	609
Total operating lease liabilities		854	865

Finance leases:
Property and equipment, at cost	Property, plant and equipment	223	225
Accumulated amortization	Property, plant and equipment (accumulated depreciation)	(117)	(106)
Property and equipment, net		106	119

Current obligations of finance leases	Other current liabilities	7	22
Finance leases, net of current obligations	Other liabilities	93	93
Total finance lease liabilities		$100	$115

Weighted average remaining lease term (in years):
Operating leases		5.5	5.6
Finance leases		6.6	7.6

Weighted average discount rate:
Operating leases		1.8%	2.4%
Finance leases		3.3%	3.5%

Schedule of maturities of operating lease liabilities
Maturities of lease liabilities were as follows:

	December 31, 2021
(Millions)	Finance Leases	Operating Leases
2022	$20	$280
2023	19	203
2024	17	134
2025	11	80
2026	9	45
After 2026	31	151
Total	107	893
Less: Amounts representing interest	7	39
Present value of future minimum lease payments	100	854
Less: Current obligations	7	263
Long-term obligations	$93	$591

Schedule of maturities of finance lease liabilities
Maturities of lease liabilities were as follows:

	December 31, 2021
(Millions)	Finance Leases	Operating Leases
2022	$20	$280
2023	19	203
2024	17	134
2025	11	80
2026	9	45
After 2026	31	151
Total	107	893
Less: Amounts representing interest	7	39
Present value of future minimum lease payments	100	854
Less: Current obligations	7	263
Long-term obligations	$93	$591